Consolidated Balance Sheets (Parenthetical) (JPY ¥)	Mar. 31, 2014	Mar. 31, 2013
Statement Of Financial Position [Abstract]
Common stock, par value
Common stock, shares authorized	3,600,000,000	3,600,000,000
Common stock, shares issued	1,044,707,767	1,011,950,206
Treasury stock, common stock shares	1,026,618	1,048,870